Shareholder Report, Average Annual Return (Details)		12 Months Ended	14 Months Ended	18 Months Ended	19 Months Ended	22 Months Ended		23 Months Ended	25 Months Ended		26 Months Ended	27 Months Ended		28 Months Ended	29 Months Ended	31 Months Ended		33 Months Ended		34 Months Ended		36 Months Ended		37 Months Ended	39 Months Ended		40 Months Ended	41 Months Ended	42 Months Ended	43 Months Ended		47 Months Ended	51 Months Ended	56 Months Ended	58 Months Ended		59 Months Ended			60 Months Ended	62 Months Ended		63 Months Ended		65 Months Ended		67 Months Ended	68 Months Ended		71 Months Ended		73 Months Ended			74 Months Ended	76 Months Ended		78 Months Ended	81 Months Ended	82 Months Ended		92 Months Ended	99 Months Ended	115 Months Ended	119 Months Ended	120 Months Ended
		Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026	Aug. 31, 2026
C000169819 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Income Opportunities ETF
Average Annual Return, Percent		13.05%																																						5.80%																									8.30%
C000169822 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Flexible Municipal High Income ETF
Average Annual Return, Percent		7.13%																																						(0.97%)																									2.00%
C000178745 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Smith Opportunistic Fixed Income ETF
Average Annual Return, Percent		1.92%																																						(0.78%)																								1.75%
C000200735 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Smith Unconstrained Bond ETF
Average Annual Return, Percent		2.60%																																						2.67%																							3.58%
C000205110 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Low Duration Strategic Focus ETF
Average Annual Return, Percent		3.32%																																						2.48%																						2.69%
C000211017 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - August
Average Annual Return, Percent		13.58%																																						9.01%																				10.02%
C000211018 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - August
Average Annual Return, Percent		11.04%																																						6.48%																				6.95%
C000214901 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - November
Average Annual Return, Percent		15.62%																																						9.35%																					10.41%
C000214903 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - November
Average Annual Return, Percent		13.84%																																						8.41%																					8.26%
C000215122 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Active Factor Large Cap ETF
Average Annual Return, Percent		19.62%																																						12.00%																			14.00%
C000215123 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Active Factor Mid Cap ETF
Average Annual Return, Percent		22.40%																																						10.34%																			12.29%
C000215124 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Active Factor Small Cap ETF
Average Annual Return, Percent		24.46%																																						9.35%																			11.73%
C000216581 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Active Factor Large Cap Growth ETF
Average Annual Return, Percent		7.11%																																						5.65%												10.88%
C000217668 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - February
Average Annual Return, Percent		15.55%																																						10.76%																		11.50%
C000217670 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - February
Average Annual Return, Percent		12.42%																																						8.23%																		8.26%
C000218407 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - May
Average Annual Return, Percent		11.63%																																						9.01%																	10.66%
C000218409 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - May
Average Annual Return, Percent		9.45%																																						6.96%																	7.53%
C000218639 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Securitized Plus ETF
Average Annual Return, Percent		3.57%																																						0.12%																1.15%
C000219511 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Laddered Buffer ETF
Average Annual Return, Percent		14.13%																																						9.93%														10.84%
C000219662 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - June
Average Annual Return, Percent		11.05%																																						10.54%															12.03%
C000219664 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - June
Average Annual Return, Percent		8.92%																																						8.02%															8.47%
C000220038 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - July
Average Annual Return, Percent		11.37%																																						9.08%													8.99%
C000220040 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - July
Average Annual Return, Percent		14.07%																																						11.43%													12.20%
C000221308 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - September
Average Annual Return, Percent		13.90%																																						10.45%											11.42%
C000221311 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - September
Average Annual Return, Percent		11.05%																																						8.49%											8.57%
C000222135 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - October
Average Annual Return, Percent		16.01%																																						9.31%										10.50%
C000222137 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - October
Average Annual Return, Percent		12.56%																																						8.03%										8.29%
C000223224 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - December
Average Annual Return, Percent		15.77%																																						10.55%								11.32%
C000223226 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - December
Average Annual Return, Percent		12.62%																																						8.49%								8.57%
C000223312 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Buffer ETF - December
Average Annual Return, Percent		20.17%																																						9.94%								11.14%
C000223318 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest International Equity Moderate Buffer ETF - December
Average Annual Return, Percent		11.01%																																						5.26%								6.18%
C000224230 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - January
Average Annual Return, Percent		14.88%																																						11.08%									11.85%
C000224232 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - January
Average Annual Return, Percent		12.06%																																						7.79%									8.05%
C000224383 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Laddered Deep Buffer ETF
Average Annual Return, Percent		11.40%																																						7.68%							7.61%
C000224911 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
Average Annual Return, Percent		8.15%																																						8.49%	8.53%
C000226050 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - March
Average Annual Return, Percent		16.50%																																						10.53%					11.44%
C000226051 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - March
Average Annual Return, Percent		12.80%																																						7.69%					8.23%
C000226054 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Buffer ETF - March
Average Annual Return, Percent		19.77%																																						11.28%					12.41%
C000226055 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest International Equity Moderate Buffer ETF - March
Average Annual Return, Percent		13.15%																																						6.78%					7.26%
C000226537 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer ETF - April
Average Annual Return, Percent		10.84%																																						8.54%						9.01%
C000226539 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Deep Buffer ETF - April
Average Annual Return, Percent		8.72%																																						6.03%						6.27%
C000227373 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Innovation Leaders ETF
Average Annual Return, Percent		27.81%																																						10.99%				13.25%
C000227615 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Expanded Technology ETF
Average Annual Return, Percent		15.39%																																						12.65%			13.85%
C000227832 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Buffer ETF - June
Average Annual Return, Percent		10.42%																																						9.83%		10.56%
C000227834 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest International Equity Moderate Buffer ETF - June
Average Annual Return, Percent		10.95%																																						6.09%		6.34%
C000230294 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Buffer ETF - September
Average Annual Return, Percent		16.77%																																			12.16%
C000230296 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest International Equity Moderate Buffer ETF - September
Average Annual Return, Percent		13.89%																																			7.36%
C000230301 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December
Average Annual Return, Percent		9.90%																																8.02%
C000230351 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust SkyBridge Crypto Industry and Digital Economy ETF
Average Annual Return, Percent		(28.43%)																																					(4.19%)
C000230440 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Manager Small Cap Opportunities ETF
Average Annual Return, Percent		26.11%																																				6.92%
C000231328 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Buffered Allocation Growth ETF
Average Annual Return, Percent		13.50%																																	8.66%
C000231330 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Buffered Allocation Defensive ETF
Average Annual Return, Percent		9.76%																																	5.82%
C000236305 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Laddered Nasdaq Buffer ETF
Average Annual Return, Percent		16.66%																															17.04%
C000237796 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September
Average Annual Return, Percent		8.89%																														10.71%
C000239915 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Small Cap Moderate Buffer ETF - May
Average Annual Return, Percent		13.69%																								11.23%
C000240186 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - January
Average Annual Return, Percent		11.92%																												12.43%
C000240568 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Alternative ETF
Average Annual Return, Percent		14.72%																													8.31%
C000240892 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - February
Average Annual Return, Percent		12.31%																											12.82%
C000241255 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March
Average Annual Return, Percent		11.61%																										11.70%
C000241257 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - March
Average Annual Return, Percent		13.43%																										12.90%
C000241464 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - April
Average Annual Return, Percent		9.14%																									11.26%
C000241937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - May
Average Annual Return, Percent		9.70%																								12.11%
C000242927 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - August
Average Annual Return, Percent		11.08%																					12.21%
C000242928 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - July
Average Annual Return, Percent		11.58%																						12.63%
C000242929 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - June
Average Annual Return, Percent		9.19%																							11.15%
C000242934 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - December
Average Annual Return, Percent		12.51%																	11.79%
C000242935 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - November
Average Annual Return, Percent		13.82%																12.58%
C000242936 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - October
Average Annual Return, Percent		12.70%																			12.42%
C000242937 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Moderate Buffer ETF - September
Average Annual Return, Percent		11.06%																				11.72%
C000243241 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Laddered Moderate Buffer ETF
Average Annual Return, Percent		11.40%																		13.52%
C000243421 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August
Average Annual Return, Percent		9.15%																					9.97%
C000243422 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July
Average Annual Return, Percent		9.70%																						10.21%
C000244041 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Small Cap Moderate Buffer ETF - August
Average Annual Return, Percent		12.91%																					11.70%
C000244790 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer & Premium Income ETF - September
Average Annual Return, Percent		6.26%																				6.63%
C000245572 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April
Average Annual Return, Percent		8.12%												11.55%
C000245573 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February
Average Annual Return, Percent		9.99%														9.89%
C000245574 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January
Average Annual Return, Percent		9.67%															9.49%
C000245575 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May
Average Annual Return, Percent		8.46%											9.89%
C000245576 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November
Average Annual Return, Percent		10.97%																10.27%
C000245577 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October
Average Annual Return, Percent		9.96%																			10.30%
C000246128 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Small Cap Moderate Buffer ETF - November
Average Annual Return, Percent		13.40%																12.16%
C000246681 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer & Premium Income ETF - December
Average Annual Return, Percent		6.67%																	6.88%
C000246916 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Small Cap Moderate Buffer ETF - February
Average Annual Return, Percent		17.81%														12.18%
C000248689 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer & Premium Income ETF - March
Average Annual Return, Percent		7.80%													7.53%
C000248798 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Moderate Buffer ETF - August
Average Annual Return, Percent		14.13%							13.51%
C000248799 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Moderate Buffer ETF - February
Average Annual Return, Percent		16.35%		14.87%
C000248800 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Moderate Buffer ETF - May
Average Annual Return, Percent		10.45%											13.43%
C000248801 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Moderate Buffer ETF - November
Average Annual Return, Percent		16.61%					15.12%
C000248806 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Conservative Buffer ETF - April
Average Annual Return, Percent		9.17%												10.55%
C000248807 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Conservative Buffer ETF - January
Average Annual Return, Percent		12.58%			11.67%
C000248808 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Conservative Buffer ETF - July
Average Annual Return, Percent		12.52%								12.68%
C000248809 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Nasdaq-100® Conservative Buffer ETF - October
Average Annual Return, Percent		12.22%				11.74%
C000249954 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Laddered Small Cap Moderate Buffer ETF
Average Annual Return, Percent		14.28%										11.19%
C000249956 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Laddered International Moderate Buffer ETF
Average Annual Return, Percent		12.05%						10.05%
C000250352 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest U.S. Equity Buffer & Premium Income ETF - June
Average Annual Return, Percent		6.77%									7.28%
C000261390 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FT Vest Laddered Enhance & Moderate Buffer ETF
Average Annual Return, Percent		9.51%	10.18%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Average Annual Return, Percent		20.10%										19.59%				19.46%		22.37%					21.63%			21.56%										12.80%				11.80%				12.78%															15.58%						14.99%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		4.12%																																						0.54%																									1.97%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		1.89%																																						(0.29%)																0.04%						1.68%		1.77%		1.90%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Average Annual Return, Percent		20.38%	23.07%	18.92%	18.00%	17.01%	17.67%		18.72%	18.54%	18.28%		19.07%	21.78%	19.21%	19.93%	20.90%	22.62%	21.26%	25.40%	24.88%	21.86%	22.04%	20.05%	20.49%	21.89%	21.90%	23.18%	21.27%	21.72%	21.04%	21.34%	19.97%	13.03%	12.91%		13.36%		13.77%	12.79%	13.15%	14.10%	13.62%		14.80%	13.58%	14.74%	15.27%	15.15%	16.08%	16.82%		16.92%	16.31%	17.47%		18.70%	15.34%	16.18%	16.11%	15.92%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Average Annual Return, Percent		19.77%																																						12.10%												16.36%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index
Average Annual Return, Percent		21.62%						18.52%																													9.50%			9.35%		9.48%			9.90%			10.41%
FCEF Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		FCEF Blended Benchmark
Average Annual Return, Percent	[1]	9.23%																																						5.63%																									7.74%
Bloomberg Municipal Long Bond 22 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Long Bond (22+) Index
Average Annual Return, Percent		6.45%																																						(0.69%)																									1.81%
MFLX Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MFLX Blended Benchmark
Average Annual Return, Percent	[2]	5.38%																																						0.93%																									2.86%
ICE BofA US 3 Month Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US 3-Month Treasury Bill Index
Average Annual Return, Percent		3.71%																													4.61%									3.65%																										2.71%
LDSF Blended Benchmark [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		LDSF Blended Benchmark
Average Annual Return, Percent	[3]	2.67%																																						2.19%																						3.07%
Bloomberg 1 5 Year Government Credit Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year Government/Credit Index
Average Annual Return, Percent		2.15%																																						1.70%																						2.32%
S And P MidCap 400 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Average Annual Return, Percent		17.13%																																						8.08%																			11.64%
Russell 2000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Average Annual Return, Percent		26.46%										19.51%				17.45%		21.15%					18.09%			18.44%														6.85%																			10.97%
Russell 1000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Average Annual Return, Percent		10.82%																																						11.88%												16.35%
Bloomberg U S Mortgage Backed Securities Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Average Annual Return, Percent		3.02%																																						0.22%																0.21%
Nasdaq 100 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Nasdaq-100 Index®
Average Annual Return, Percent		26.61%		23.37%	22.50%	22.81%	23.62%		23.21%	22.29%			23.25%	26.93%																			25.76%				14.97%			14.46%		16.18%			17.30%			16.73%
Russell 3000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000® Growth Index
Average Annual Return, Percent		11.04%																																						11.44%				13.49%
S And P 500 Information Technology Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500® Information Technology Index
Average Annual Return, Percent		33.65%																																						21.01%			22.49%
Russell 2000 Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Average Annual Return, Percent		23.25%																																				5.77%

[1]
A blended benchmark (the “Blended Benchmark”) comprised 60% of the First Trust Equity Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the equity based closed-end fund universe, and 40% of the First Trust Taxable Fixed Income Closed-End Fund Total Return Index, a cap-weighted index (based on NAV) designed to provide a broad representation of the taxable fixed income closed-end fund universe, has been selected as a secondary benchmark to provide a more direct correlation to the Fund’s underlying portfolio. The Blended Benchmark returns are calculated by using the monthly return of the two indices during each period shown above. At the beginning of each month the two indices are rebalanced to a 60-40 ratio to account for divergence from that ratio that occurred during the course of each month. The monthly returns are then compounded for each period shown above, giving the performance for the Blended Benchmark for each period shown above.

[2]	The Blended Benchmark returns are a 50/50 split between the Bloomberg Municipal High Yield Bond Index and the Bloomberg Municipal Bond Index.
[3]
The Blended Benchmark consists of the following two indexes: 80% of the Bloomberg 1-5 Year Government/Credit Index which measures the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds and investment grade U.S. corporate bonds that have a maturity between one and five years; and 20% of the ICE BofA US High Yield Constrained Index which tracks the performance of U.S. dollar denominated below investment grade corporate debt publicly issued in the U.S. domestic market but caps issuer exposure at 2%.